BLACKROCK MASSACHUSETTS TAX-EXEMPT TRUST
(THE “FUND”)
SERIES W-7
VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP NO.  09258E208*

Amended and Restated Notice of Special Rate Period

WHEREAS, in accordance with the Fund’s Certificate of Designation Establishing and Fixing the Rights and Preferences of VRDP Shares, dated June 13, 2012, as amended, with respect to the Series W-7 of the Fund’s Variable Rate Preferred Shares (the “Certificate of Designation”), the Fund designated the next succeeding Rate Period for VRDP Shares as a Special Rate Period commencing June 14, 2012 (the “Special Rate Period Commencement Date”), pursuant to a Notice of Special Rate Period dated June 14, 2012 (the “Notice of Special Rate Period”).

WHEREAS, the Board of Trustees of the Fund, has from time to time adopted amendments to the Notice of Special Rate Period; and

WHEREAS, the Board of Trustees of the Fund, in accordance with Section 4(j) of the Certificate of Designation, has, by resolution, adopted certain additional amendments to the Notice of Special Rate Period, as amended, effective as of June 19, 2019, with the consent of the Total Holders.

NOW, THEREFORE, the Notice of Special Rate Period is amended and restated in its entirety effective as of June 19, 2019, in order to incorporate such amendments, as follows:

Term of Special Rate Period

The last day of the Special Rate Period shall be June 17, 2020 or such later date as the Special Rate Period may be extended pursuant to the terms of this Amended and Restated Notice of Special Rate Period.

Calculation of Dividends During Special Rate Period

For each SRP Calculation Period for the VRDP Shares, the dividend rate on the VRDP Shares (the “SRP Applicable Rate”) shall be calculated by the Tender and Paying Agent and shall be equal to the rate per annum that results from the sum of the (1) Base Rate and (2) Ratings Spread (the “SRP Applicable Rate Determination”). During the Special Rate Period, references in the Certificate of Designation and the other Related Documents to the “Applicable Rate Determination,” the “Applicable Rate,” a “Subsequent Rate Period” or a “Rate Determination Date,” in each case with respect to the VRDP Shares, shall be deemed to be references to the SRP Applicable Rate Determination, the SRP Applicable Rate, an SRP Calculation Period or an SRP Calculation Date, respectively. The SRP Applicable Rate for any SRP Calculation Period (or part thereof) shall in no event be greater than the Maximum Rate.

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The amount of dividends payable on each VRDP Share on any Dividend Payment Date during the Special Rate Period shall be calculated by the Tender and Paying Agent and shall equal the sum of the dividends accumulated but not yet paid for each SRP Calculation Period (or part thereof) and, if applicable, any other Rate Period (or part thereof) occurring during the related Dividend Period. For the avoidance of doubt, the amount of dividends payable on each VRDP Share on any Dividend Payment Date during the Special Rate Period shall also include any Additional Amount applicable under the Statement. The amount of dividends accumulated for each such SRP Calculation Period (or part thereof) shall be computed by multiplying the SRP Applicable Rate for the VRDP Shares for such SRP Calculation Period (or part thereof) by a fraction, the numerator of which shall be the number of days in such SRP Calculation Period (or part thereof) and the denominator of which shall be the actual number of days in the year (365 or 366), and multiplying such product by $100,000.

During the Special Rate Period, the scheduled Dividend Payment Dates for the VRDP Shares shall continue to be the first Business Day of each calendar month.

Notice of Taxable Allocations and Gross-Up Payments

Section 3 of Part I and Section 6 of Part II of the Certificate of Designation shall have no effect during the Special Rate Period

During the Special Rate Period, Holders of VRDP Shares shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor under applicable law and otherwise in accordance with applicable law, dividends in an amount equal to the aggregate Gross-up Payments as follows:

(a)                Whenever the Fund intends or expects to include any net capital gains or ordinary income taxable for regular federal income tax purposes in any dividend on VRDP Shares, the Fund shall notify the Tender and Paying Agent of the amount to be so included (i) not later than 14 calendar days preceding the first SRP Calculation Date on which the SRP Applicable Rate for such dividend is to be established, and (ii) for any successive SRP Calculation Date on which the SRP Applicable Rate for such dividend is to be established, not later than the close of business on the immediately preceding SRP Calculation Date. Whenever such advance notice is received from the Fund, the Tender and Paying Agent will notify each Holder and each Beneficial Owner or its Agent Member identified to the Tender and Paying Agent. With respect to an SRP Calculation Period for which such advance notice was given and whose dividends are comprised partly of such ordinary income or capital gains and partly of exempt-interest income, the different types of income will be paid in the same relative proportions for each day during the SRP Calculation Period.

(b)               (i) If the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VRDP Shares the Fund shall to the extent practical simultaneously increase such dividend payment by an additional amount equal to the Gross-up Payment and direct the Tender and Paying Agent to send notice with such dividend describing the Gross-up Payment and (ii) if the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VRDP

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Shares without simultaneously increasing such dividend as describe in clause (i) above the Fund shall, prior to the end of the calendar year in which such dividend was paid, direct the Tender and Paying Agent to send notice with a Gross-up Payment to the Holder that was entitled to such dividend payment during such calendar year at such Holder’s address as the same appears or last appeared on the record books of the Fund.

(c)                The Fund shall not be required to make Gross-up Payments with respect to any net capital gains or ordinary income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund.

Special Redemption Provisions

During the Special Rate Period, the VRDP Shares may be redeemed pursuant to Section 10(a)(i) of the Certificate of Designation only upon the payment of the applicable Redemption Premium and otherwise in accordance with Section 10(a) of the Certificate of Designation. The Fund’s Board of Trustees has determined in accordance with Section 10(a)(ii) of the Certificate of Designation that the Special Redemption Provisions are in the best interests of the Fund.

“Redemption Premium” means, if the VRDP Shares are rated above A1/A+ and its equivalent by all Rating Agencies then rating the VRDP Shares as of the relevant Redemption Date and with respect to the VRDP Shares subject to redemption on such Redemption Date, other than in respect of any redemption required to comply with the VRDP Shares Basic Maintenance Amount or the Minimum VRDP Shares Asset Coverage requirements or any optional redemption in connection with a redemption to comply with the Minimum VRDP Shares Asset Coverage requirements that results in Minimum VRDP Shares Asset Coverage of up to 240%, an amount equal to:

(a)                if such Redemption Date occurs on a date two years or more before the last day of the Special Rate Period, the product of 3% and the Liquidation Preference of the VRDP Shares subject to redemption;

(b)               if such Redemption Date occurs on a date that is less than two years but more than or equal to 18 months from the last day of the Special Rate Period, the product of 2% and the Liquidation Preference of the VRDP Shares subject to redemption; and

(c)                if such Redemption Date occurs on a date that is less than 18 months but more than or equal to one year from the last day of the Special Rate Period, the product of 1% and the Liquidation Preference of the VRDP Shares subject to redemption.

Any VRDP Share exchanged for a preferred share of an acquiring entity or successor entity in connection with a reorganization, merger or redomestication of the Fund in another state that had been previously approved by the Holders of VRDP Shares or that otherwise does not require the vote or consent of the Holders of VRDP Shares shall not be subject to the Redemption Premium solely as a result of such exchange of shares.

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Optional Tender and Transfers of VRDP Shares

During the Special Rate Period, Beneficial Owners and Holders shall not have the right to tender their VRDP Shares for Remarketing pursuant to an Optional Tender.

The Fund agrees, however, that during the Special Rate Period, a Beneficial Owner or Holder of VRDP Shares may sell, transfer or otherwise dispose of VRDP Shares in whole shares only to (i) Persons that such Beneficial Owner or Holder reasonably believes are QIBs that are either registered closed-end management investment companies, the common shares of which are traded on a national securities exchange (“Closed-End Funds”), banks, insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly owned subsidiaries) or registered open-end management investment companies, (ii) tender option bond trusts (whether tax-exempt or taxable) in which all investors are Persons that such Beneficial Owner or Holder reasonably believes are QIBs that are Closed-End Funds, banks, insurance companies, companies that are included in the S&P 500 Index (and their direct or indirect wholly owned subsidiaries) or registered open-end management investment companies (or, in the case of a TOB Trust in which an affiliate of such Beneficial Owner or Holder retains a residual interest, such affiliate of such Beneficial Owner or Holder, but only to the extent expressly provided for in an agreement between the Fund and such Beneficial Owner or Holder) or (iii) such other Persons approved in writing by the Fund, in each case, pursuant to Rule 144A of the Securities Act or another available exemption from registration under the Securities Act, in a manner not involving any public offering within the meaning of Section 4(a)(2) of the Securities Act. Any transfer in violation of the foregoing restrictions shall be void ab initio and any transferee of VRDP Shares transferred in violation of the foregoing restrictions shall be deemed to agree to hold all payments it received on any such improperly transferred VRDP Shares in trust for the benefit of the transferor of such VRDP Shares.

In the event that a Beneficial Owner transfers VRDP Shares to a TOB Trust in which such Beneficial Owner or an affiliate of such Beneficial Owner that is a wholly owned direct or indirect subsidiary of such Beneficial Owner retains a residual interest, for so long as no event has occurred that results in the termination of such TOB Trust, for purposes of each section of the Certificate of Designation that requires, permits or provides for (i) notice or the delivery of information to the Beneficial Owner of VRDP Shares or (ii) voting of the VRDP Shares by or the giving of any consent by the Beneficial Owner of VRDP Shares (collectively, the “Applicable Sections”), then such Beneficial Owner, and not such tender option bond trust, shall be deemed to be the actual holder and Beneficial Owner of such VRDP Shares.

Anything herein to the contrary notwithstanding, except with respect to the deemed holding and ownership provisions set forth above in respect of the Applicable Sections, any TOB Trust to which the VRDP Shares are transferred and each of the beneficial owners thereof shall, subject to the provisions of the agreements governing the TOB Trust, retain all of its other rights in respect of the VRDP Shares under the Certificate of Designation or applicable law, including, for the avoidance of doubt, the rights of such TOB Trust in respect of matters addressed by any of the Applicable Sections to the extent necessary for the protection or exercise of such other rights or that are otherwise applicable as a result of the exercise of such other rights.

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Additional Provisions Relating to the Termination of Special Rate Period

If at any time the Total Holder of the VRDP Shares is also the Liquidity Provider with respect to the VRDP Shares under the terms of the then effective VRDP Shares Purchase Agreement, and the Total Holder has purchased the VRDP Shares in its individual capacity and not in its capacity as Liquidity Provider pursuant to the Purchase Obligation (in such capacity, an “LP Holder”), then such LP Holder acknowledges that (i) such purchase of the VRDP Shares by the LP Holder does not constitute a Failed Remarketing Condition—Purchased VRDP Shares, and (ii) except as provided below, the beneficial ownership of such VRDP Shares by the LP Holder shall not require a Failed Remarketing Condition—Purchased VRDP Shares Redemption.

If the Scheduled Termination Date for the VRDP Shares is further extended to a succeeding Scheduled Termination Date in accordance with the terms of the VRDP Shares Purchase Agreement, then, unless the Special Rate Period has been extended in accordance with the procedures set forth below, the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the seventh day prior to the last day of the Special Rate Period (the “Automatic Tender Date”) with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately succeeding the Special Rate Period. Notice of the extension of the Scheduled Termination Date for the VRDP Shares and the automatic tender of such VRDP Shares for Remarketing shall be provided by or on behalf of the Fund to the Holders of such VRDP Shares as soon as reasonably practicable upon the extension of the Scheduled Termination Date, but in no event later than one Business Day before the Automatic Tender Date.  Notwithstanding the foregoing provisions of this Amended and Restated Notice of Special Rate Period, if any VRDP Shares beneficially owned by the LP Holder for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition—Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Certificate of Designation (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider in its capacity as Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition—Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than the LP Holder are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition—Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition—Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

The Fund shall have the right, exercisable not more than 120 days nor less than 90 days prior to the last day of the Special Rate Period, to request that each Holder of the VRDP Shares (x) extend the term of the Special Rate Period for the VRDP Shares for an additional 364-day period, which request may be conditioned upon terms and conditions that are different from the terms and conditions herein, including, without limitation, the further extension of the Scheduled Termination Date and (y) notify the Fund and the Tender and Paying Agent of such Holder’s acceptance or rejection of such request within 30 days after receiving such request.  If any Holder of the VRDP Shares fails to notify the Fund and the Tender and Paying Agent of its acceptance or rejection of the Fund’s request for extension within 30 days after receiving such request, such failure to respond shall constitute a rejection of such request. Any acceptance by a Holder within such 30-day period may be conditioned upon terms and conditions, including, without limitation, the further extension of the Scheduled Termination Date, that are different from the terms and conditions herein or the terms proposed by the Fund in making an extension request (a “Conditional Acceptance”). If any Holder provides a Conditional Acceptance, then the Fund shall have 30 days thereafter to notify the Total Holders and the Tender and Paying Agent of the Fund’s acceptance or rejection of the terms and conditions specified in any such Conditional Acceptance. The Fund’s failure to notify the Total Holders and the Tender and Paying Agent within such 30-day period will be deemed a rejection of the terms and conditions specified in a Conditional Acceptance. Each Holder of the VRDP Shares may grant or deny any request for extension of the Special Rate Period for the VRDP Shares in their sole and absolute discretion and any request for such extension will be effective only if granted by the Total Holders. Notwithstanding the foregoing, each of the provisions of this paragraph, including without limitation the notice provisions, may be waived by written agreement of the Fund and the Total Holders.  The provisions of this paragraph are deemed waived to the extent necessary in connection with the extension of the Special Rate Period from June 19, 2019 to June 17, 2020, and such extension shall be deemed for all purposes to have been made in accordance with the procedures set forth in this Amended and Restated Notice of Special Rate Period.

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If the Scheduled Termination Date is not further extended to a succeeding Scheduled Termination Date in accordance with the terms of the VRDP Shares Purchase Agreement or if the VRDP Shares Purchase Agreement is otherwise terminated on or prior to the Scheduled Termination Date for any reason, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the seventh day prior to the Scheduled Termination Date (whether or not the VRDP Shares Purchase Agreement has terminated on or prior to such date) with a Purchase Date occurring on such Scheduled Termination Date. Notice of the automatic tender of such VRDP Shares for Remarketing shall be provided by or on behalf of the Fund to the Holders of such VRDP Shares as soon as reasonably practicable prior to, but in no event later than one Business Day before, the Automatic Tender Date. Notwithstanding the foregoing provisions of this Amended and Restated Notice of Special Rate Period, if any VRDP Shares beneficially owned by the LP Holder for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition—Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Certificate of Designation (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider in its capacity as Liquidity Provider, unless the Fund has entered into an Alternate VRDP Shares Purchase Agreement and all VRDP Shares beneficially owned by the LP Holder are subject to purchase by the replacement Liquidity Provider pursuant to the Purchase Obligation of such Liquidity Provider under such Alternate VRDP Shares Purchase Agreement on and as of such Purchase Date. Accordingly, if a Failed Remarketing Condition—Purchased VRDP Shares is so deemed to exist in respect of any VRDP Shares deemed beneficially owned by the Liquidity Provider on such Purchase Date, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition—Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than the LP Holder are not successfully remarketed on the Purchase Date relating to the automatic tender described above and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition— Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition—Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. Notwithstanding the foregoing, the termination, on June 19, 2019, of the VRDP Shares Purchase Agreement dated as of June 14, 2012 and the Fund’s entering into the VRDP Shares Purchase Agreement on June 19, 2019, will not trigger the automatic tender for Remarketing described in this paragraph.

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Other Additional Provisions Applicable During Special Rate Period

During the Special Rate Period, the provisions of the Certificate of Designation relating to Mandatory Tender Events and related Mandatory Tenders shall be inapplicable.

During the Special Rate Period, the first sentence of the first paragraph of Section 12 of the Certificate of Designation shall be inapplicable.

During the Special Rate Period, the Fund is not required to obtain or maintain any short- term preferred share rating of the VRDP Shares.

During the Special Rate Period, Section 4(j) of Part I of the Certificate of Designation shall be replaced by the following: Notwithstanding the Fund’s option to designate any succeeding Subsequent Rate Period of a Series of VRDP Shares as a Special Rate Period under Section 4 of Part I of the Certificate of Designation, during the Special Rate Period, the Fund shall not, without (i) the prior written consent of the Liquidity Provider and the Remarketing Agent and (ii) the affirmative vote or consent of the Total Holders of the VRDP Shares of such Series Outstanding at the time, in person or by proxy, either in writing or at a meeting, voting as a separate class, designate another Special Rate Period for such Series.

A Notice of Special Rate Period may be amended, altered, or repealed at any time during the term of the Special Rate Period to which it relates by not less than 30 days’ notice to the Holders, the Liquidity Provider and the Remarketing Agent, provided that any amendment, alteration or repeal that adversely affects the rights of the Holders during such Special Rate Period shall require the consent of the Liquidity Provider, the Remarketing Agent, and the Holders of at least a majority of the VRDP Shares Outstanding at the time. For purposes of the foregoing, except as otherwise set forth in this Notice of Special Rate Period, no matter shall be deemed to adversely affect any right, preference or power of the VRDP Shares or the Holders thereof unless such matter (i) alters or abolishes the terms of any preferential rights of such Shares, (ii) creates, alters or abolishes the terms of any right in respect of redemption of such Shares, or (iii) creates or alters (other than to abolish or to comply with applicable law) the terms of any restriction on transfer applicable to such Shares. Notwithstanding the foregoing, any amendment, alteration or repeal of any provision of this Amended and Restated Notice of Special Rate Period that adversely affects the amount, timing, priority or taxability of any dividend, redemption or other payment or distribution due to the Holders of the VRDP Shares of such Series shall require the affirmative vote or consent of the Total Holders of such Series, in person or by proxy, either in writing or at a meeting, voting as a separate class.

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Personal Liability

This Amended and Restated Notice of Special Rate Period is executed by or on behalf of the trustees of the Fund solely in their capacity as such trustees, and shall not constitute their personal obligation either jointly or severally in their individual capacities. The Fund’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. In accordance with the Declaration of Trust, no trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise under this Amended and Restated Notice of Special Rate Period and the Fund shall be solely liable therefor; all parties hereto shall look solely to the Fund property for the payment of any claim, or the performance of any obligation, hereunder.

Certain capitalized terms used but not defined in this Amended and Restated Notice of Special Rate Period are defined in Appendix A hereto. Capitalized terms used but not defined in this Amended and Restated Notice of Special Rate Period, including in Appendix A hereto, shall have the meanings given to such terms in the Certificate of Designation.

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

[Signature Page Follows]

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IN WITNESS WHEREOF, I have signed this Amended and Restated Notice of Special Rate Period as of the date first written above.

BLACKROCK MASSACHUSETTS TAX EXEMPT TRUST

By:  /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

Signature Page to MHE Amended and Restated Notice of Special Rate Period

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Appendix A

Definitions

The following terms shall have the following meanings:

“Base Rate” means, with respect to an SRP Calculation Period, the SIFMA Municipal Swap Index on the SRP Calculation Date for such SRP Calculation Period.

“Maximum Rate” means 15% per annum, exclusive of any applicable Gross-up Payment or increased dividend payment relating to the inclusion in any dividend of net capital gains or ordinary income taxable for regular federal income tax purposes, in each case due and payable in accordance with the Certificate of Designation.

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aaa/AAA	0.75%
Aa3/AA- to Aa1/AA+	0.95%
A3/A- to A1/A+	1.60%
Baa3/BBB- to Baa1/BBB+	2.35%
Non-investment grade or Unrated	3.35%

“SRP Calculation Date” means (i) with respect to the SRP Initial Calculation Period, the Business Day immediately preceding the Special Rate Period Commencement Date and (ii) with respect to any SRP Subsequent Calculation Period, the last day of the immediately preceding SRP Calculation Period, provided that the next succeeding SRP Calculation Date will be determined without regard to any prior extension of a SRP Calculation Date to a Business Day.

“SRP Calculation Period” means the SRP Initial Calculation Period and any SRP Subsequent Calculation Period.

“SRP Initial Calculation Period” means, with respect to the VRDP Shares, the period commencing on, and including, the Special Rate Period Commencement Date and ending on, and including, the next succeeding Wednesday, or, if such day is not a Business Day, the next succeeding Business Day.

“SRP Subsequent Calculation Period” means, with respect to the VRDP Shares, the period from, and including, the first day following a SRP Calculation Date to, and including, the next succeeding Wednesday, or, if such day is not a Business Day, the next succeeding Business Day.

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“TOB Trust” means a tender option bond trust or similar vehicles that are functionally equivalent to tender option bond trusts and used for providing financing for municipal obligations and municipal closed-end fund preferred shares.

“Total Holders” means, with respect to any Series of VRDP Shares, the Holders of 100% of the aggregate Outstanding amount of the VRDP Shares of such Series.

Appendix A

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